CASH RESTRICTED FOR USE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Additional Information [Abstract]
Cash restricted for use by type

	US Dollars
Figures in millions	2024	2023	2022
Non-current
Cash restricted for environmental and rehabilitation obligations (1)	41	34	33

Current
Cash restricted by prudential solvency requirements (2)	20	23	18
Cash balances held by joint operations (3)	—	11	9
	20	34	27
Total cash restricted for use	61	68	60
(1)Reclamation bonds provided to the Environmental Protection Agency in Ghana and guarantees provided to Minas Gerais State Government in Brazil for environmental and rehabilitation obligations.
(2)Cash held by the Group's captive insurance company to maintain the solvency capital requirement.
(3)Cash balances held by joint operations of $13m have been reclassified to cash and cash equivalents during the current year as these balances are no longer considered restricted cash.